PREPAID CONCESSION FEES	12 Months Ended
Dec. 31, 2019
PREPAID CONCESSION FEES
PREPAID CONCESSION FEES

6.           PREPAID CONCESSION FEES, NET

The Group enters concession right agreements with vendors such as airlines and airport advertisement agent companies, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The balance of prepaid concession fees for the years ended December 31, 2018 and 2019 are $1,813 and $718, respectively. The decline of prepayment is due to the less concession fee prepaid to AirChina Media, resulting from the Group's cashflow management. A bad debt provision of $582 was accrued for the year ended December 31, 2019, due to the remote possibility of recovering.